Digital Assets (Details) - Nukkleus Inc.[Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021
Digital Assets (Details) [Line Items]
Impairment expense					$ 887	$ 0
Impairment expense	$ 122	$ 0	$ 7,865	$ 0